SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended																																											12 Months Ended
	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2013 MTS Turkmenistan	Dec. 31, 2012 MTS Turkmenistan	Dec. 31, 2013 MTS Bermuda	Dec. 31, 2012 MTS Bermuda	Dec. 31, 2013 MTS Finance	Dec. 31, 2012 MTS Finance	Dec. 31, 2013 MTS Ukraine	Dec. 31, 2012 MTS Ukraine	Dec. 31, 2013 RTC	Dec. 31, 2012 RTC	Dec. 31, 2013 Sibintertelecom	Dec. 31, 2012 Sibintertelecom	Dec. 31, 2013 TVT	Dec. 31, 2012 TVT	Dec. 31, 2013 SibGroupInvest	Dec. 31, 2012 SibGroupInvest	Dec. 31, 2013 Sistema Telecom	Dec. 31, 2012 Sistema Telecom	Dec. 31, 2013 Elf Group	Dec. 31, 2012 Elf Group	Dec. 31, 2013 Intercom	Dec. 31, 2012 Intercom	Dec. 31, 2013 ZhelGorTele-Com	Dec. 31, 2012 ZhelGorTele-Com	Dec. 31, 2013 Pilot	Dec. 31, 2012 Pilot	Dec. 31, 2013 TVKiK	Dec. 31, 2012 TVKiK	Dec. 31, 2013 Metro-Telecom	Dec. 31, 2012 Metro-Telecom	Dec. 31, 2013 MGTS	Dec. 31, 2012 MGTS	Dec. 31, 2013 K-Telecom	Dec. 31, 2012 K-Telecom	Dec. 31, 2012 Comstar-Regions	Dec. 31, 2012 Infocentr	Dec. 31, 2012 Altair	Dec. 31, 2012 Uzdunrobita	Dec. 31, 2013 MTS International Funding Limited ("MTS International") RUB	Dec. 31, 2012 MTS International Funding Limited ("MTS International") RUB	Dec. 31, 2011 MTS International Funding Limited ("MTS International") RUB	Dec. 31, 2013 MTS International Funding Limited ("MTS International") USD ($)	Dec. 31, 2010 MTS International Funding Limited ("MTS International") USD ($)	Dec. 31, 2013 Intellect Telecom	Dec. 31, 2012 Intellect Telecom	Dec. 31, 2013 Stream	Dec. 31, 2012 Stream	Dec. 31, 2013 MTS Belarus, an associated company of the Group	Dec. 31, 2012 MTS Belarus, an associated company of the Group	Dec. 31, 2013 MTS Bank	Dec. 31, 2012 MTS Bank
Investments in significant legal entities
Ownership interest in equity investment (as a percent)					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.00%	95.00%	94.60%	94.60%	80.00%	80.00%	100.00%	100.00%	100.00%	100.00%						47.30%	47.30%	45.00%	45.00%	49.00%	49.00%	26.30%	1.70%
Debt issued by consolidated variable interest entity																																														$ 500	$ 750
Interest rate of debt issued by consolidated variable interest entity (as a percent)																																														5.00%	8.625%
Cash and cash equivalents	30,612	22,014	59,589	28,273																																							1	1
Intercompany Receivable from MTS OJSC																																											41,035	22,829
Total assets																																											41,036	22,830
Interest payable	1,792	1,582																																									123	50
Notes payable due 2020 and 2023	85,282	70,737																																									40,912	22,779
Other payables	1,498	2,092																																									1	1
Total liabilities																																											41,036	22,830
Costs incurred in connection with notes maintenance activities included in the interest expense	15,498	17,673	19,333																																								2,535	2,011	1,950